Derivative Financial Instruments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Carrying Amount [Member] USD ($)	Dec. 31, 2011 Carrying Amount [Member] USD ($)	Dec. 31, 2012 Carrying Amount [Member] Euro-denominated Note EUR350 [Member] USD ($)	Dec. 31, 2012 Carrying Amount [Member] Euro-denominated Note EUR350 [Member] EUR (€)	Dec. 31, 2012 Carrying Amount [Member] Euro-denominated Note EUR200 [Member] USD ($)	Dec. 31, 2012 Carrying Amount [Member] Euro-denominated Note EUR200 [Member] EUR (€)
Net investment hedges [Abstract]
Euro-denominated notes			$ 725.5	$ 647.6	$ 461.7	€ 350.0	$ 263.8	€ 200.0
Unrealized loss from economic hedges included in accumulated other comprehensive income, net of taxes	(51.1)	(43.2)
Gain associated with forward contracts included in interest and other expenses	$ 0.8